INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2022
INCOME TAXES
Schedule of Income before Income Tax, Domestic and Foreign

	Year Ended December 31,
	2022	2021	2020
France	(418)	869	(2,042)
Other countries	(1,678)	24	854
Total	(2,096)	893	(1,188)

Schedule of Components of Income Tax (Expense)/Benefit

	Year Ended December 31,
	2022	2021	2020
Current income tax expense:
France	(485)	(320)	(158)
Other countries	(251)	(436)	(312)
Sub-total current income tax expense	(736)	(756)	(471)
Deferred income tax (expense) benefit:
France	(8)	8	8
Other countries	(93)	556	(53)
Sub-total deferred income tax (expense) benefit	(101)	563	(45)
Total	(837)	(193)	(516)

Schedule of Deferred Tax Assets and Liabilities

	2022	2021
Net operating loss carry forwards	13,793	13,611
Elimination of intercompany profit in inventory	480	182
Elimination of intercompany profit in fixed assets	256	278
Provisions for retirement indemnities	658	642
Capital leases treated as operating leases for tax	26	40
Other items	360	487
Total deferred tax assets	15,573	15,239
Total deferred tax liabilities	—	—
Net deferred tax assets	15,573	15,239
Valuation allowance for deferred tax assets	(14,744)	(14,341)
Deferred tax assets (liabilities), net of allowance	829	898

Schedule of Effective Income Tax Rate Reconciliation

	2022	2021	2020
Theoretical income tax (expense) benefit at French statutory tax rate	524	(237)	333
Income of foreign subsidiaries taxed at different tax rates	(174)	(95)	9
Effect of net operating loss carry-forwards and valuation allowances (1)	(643)	626	(749)
Non-taxable debt fair value variation	—	—	—
Permanent differences	(99)	(258)	(159)
Effect of cancellation of intra-group positions	(366)	(130)	152
French business tax included in income tax (CVAE)	(99)	(85)	(156)
Other (1)	20	(15)	55
Effective income tax (expense) benefit	(837)	(193)	(516)
(1)	Certain immaterial amounts in prior years have been reclassified to conform to the current year presentation (deferred income taxes on certain temporary differences impacted by a full valuation allowance reclassified from “other” to “Effect of net operating loss carry-forwards and valuation allowances”).